Leases (Tables)	12 Months Ended
May 31, 2024
Leases [Abstract]
Schedule of Lease Costs	The Company’s lease costs were as follows (in 000’s CAD):
	May 31, 2024	May 31, 2023
Operating lease cost	$51	$56
Short-term lease cost	8	9
Total Lease cost	$59	$65
The Company’s weighted-average remaining lease term and discount rate as of May 31, 2024 and May 31, 2023 was as follows:
	Year Ended
	May 31, 2024	May 31, 2023
Weighted-average remaining lease term (years)	1	2
Weighted-average discount rate	10%	10%

Schedule of Minimum Aggregate Future Obligations Non-cancellable Operating Leases	The minimum aggregate future obligations under the Company’s non-cancellable operating leases as of May 31, 2024 were as follows (in 000’s CAD):
May 31, 2024
fiscal 2025	49
fiscal 2026	24
fiscal 2027 and thereafter	8
Total future lease payments	81
Less: imputed interest	(7)
Present value of future lease payments	$74